Expected credit loss measurement - ECL-relevant balance sheet and off-balance sheet positions including ECL allowances and provisions (Narrative) (Detail)	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.35%	0.23%	0.22%
Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.12%	0.15%	0.15%
Total real estate lending | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.05%	0.06%	0.06%
Total corporate lending | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.30%	0.30%	0.30%
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.11%	0.10%	0.10%
Stage 1 and 2 positions | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.10%	0.13%	0.13%
Stage 1 and 2 positions | Total real estate lending | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.05%	0.06%	0.06%
Stage 1 and 2 positions | Total corporate lending | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.25%	0.29%	0.28%
Increase decrease in ECL coverage	(0.04%)
Allowance for expected credit loss | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.45%	0.25%	0.24%
Allowance for expected credit loss | Total real estate lending | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.08%	0.09%	0.09%
Allowance for expected credit loss | Total corporate lending | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	2.99%	1.95%	1.82%
Allowance for expected credit loss | Stage 1 and 2 positions | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.11%	0.09%	0.09%
Allowance for expected credit loss | Stage 1 and 2 positions | Total real estate lending | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.06%	0.07%	0.08%
Increase decrease in ECL coverage	(0.01%)
Allowance for expected credit loss | Stage 1 and 2 positions | Total corporate lending | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.58%	0.47%	0.48%
Increase decrease in ECL coverage	0.11%